PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Parent Company Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 268,781	$ 418,941	$ 548,286	$ 736,605	$ 531,452
Total current assets	1,279,213	883,712		823,463
Non-current assets
Total non-current assets	1,227,041	700,966		548,489
Total assets	2,506,254	1,584,678		1,371,952
Current liabilities
Convertible notes		20,277
Total current liabilities	1,840,454	1,757,281		932,879
Non-current liabilities
Put option liabilities		11,884
Total non-current liabilities	839,881	654,569		523,679
Total liabilities	2,680,335	2,411,850		1,456,558
Shareholders' equity (deficit)
Ordinary Shares	7	21		21
Additional paid-in capital	1,855,063	358,187		403,103
Receivable from shareholders				(26,447)
Accumulated other comprehensive income (loss)	25,278	25,267		17,707
Accumulated deficit	(2,048,092)	(1,588,773)		(846,757)
Total shareholders' deficit attributable to ordinary shareholders	(167,744)	(1,205,298)		(452,373)
Total liabilities, mezzanine equity and shareholders' deficit	2,506,254	1,584,678		1,371,952
Related party
Current assets
Prepayments and other current assets	40,381	28,744		8,732
Current liabilities
Convertible notes	110,661
Accrued expenses and other current liabilities	243,024	290,686		183,237
Non-current liabilities
Put option liabilities		11,884
Nonrelated Party
Current assets
Prepayments and other current assets	118,492	63,870		44,375
Current liabilities
Convertible notes		20,277
Accrued expenses and other current liabilities	431,223	419,422		323,299
Non-current liabilities
Put option liabilities	$ 175,214
Parent Company
Current assets
Cash		33,888		353,107
Amounts due from inter-companies		46,087		6,089
Total current assets		81,662		359,196
Non-current assets
Investment securities - related parties		$ 3,326		8,411
Debt Securities, Available-for-Sale, Type [Extensible Enumeration]		Related party
Total non-current assets		$ 3,326		8,411
Total assets		84,988		367,607
Current liabilities
Convertible notes		20,277
Accrued expenses and other current liabilities		714
Total current liabilities		20,991
Non-current liabilities
Share of losses in excess of investments in subsidiaries and consolidated VIEs		873,881		451,571
Total non-current liabilities		885,765		451,571
Total liabilities		906,756		451,571
Total mezzanine equity		383,530		368,409
Shareholders' equity (deficit)
Ordinary Shares		21		21
Additional paid-in capital		358,187		403,103
Receivable from shareholders				(26,447)
Accumulated other comprehensive income (loss)		25,267		17,707
Accumulated deficit		(1,588,773)		(846,757)
Total shareholders' deficit attributable to ordinary shareholders		(1,205,298)		(452,373)
Total liabilities, mezzanine equity and shareholders' deficit		84,988		$ 367,607
Parent Company | Nonrelated Party
Current assets
Prepayments and other current assets		$ 1,687